Supplemental Financial Statement Data (Schedule of Balance Sheets) (Details) - USD ($) $ in Millions		12 Months Ended
		Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Receivables [Abstract]
Customer accounts receivable		$ 570	$ 597
Allowances		(13)	(12)
Accounts receivable, net current		557	585
Other receivables		90	85
Accounts receivable, net		647	670
Inventory, Net [Abstract]
Inventory, Raw Materials, Gross		427	399
Inventory, Finished Goods, Gross		568	615
Inventories		995	1,014
Prepaid Expense and Other Assets, Current [Abstract]
Deferred Tax Assets, Net of Valuation Allowance, Current		114	97
Derivative Asset, Current		32	15
Other Assets, Miscellaneous, Current		52	71
Other current assets		198	183
Property, Plant and Equipment, Net [Abstract]
Land		57	62
Buildings and Improvements, Gross		1,416	1,384
Machinery and Equipment, Gross		3,802	3,856
Construction in Progress, Gross		238	217
Property, Plant and Equipment, Gross		5,513	5,519
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	[1]	(3,166)	(3,201)
Plant assets, net of depreciation		2,347	2,318	$ 2,260
Other Assets, Noncurrent [Abstract]
Derivative Asset, Noncurrent		22	0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		25	32
Other Assets, Miscellaneous, Noncurrent		54	55
Other assets		101	87
Other Liabilities, Current [Abstract]
Employee-related Liabilities, Current		255	237
Derivative Liability, Current		12	17
Accrued Marketing Costs, Current		125	122
Interest Payable, Current		35	37
Restructuring Reserve, Current		54	31
Other Accrued Liabilities, Current		108	109
Accrued liabilities		589	553
Other Liabilities, Noncurrent [Abstract]
Defined Benefit Pension Plan, Liabilities, Noncurrent		233	170
Deferred Compensation Liability, Noncurrent	[2]	104	109
Other Postretirement Benefits Payable, Noncurrent		362	359
Derivative Liability, Noncurrent		8	6
Liability for Uncertain Tax Positions, Noncurrent		26	23
Restructuring Reserve, Noncurrent		49	0
Other Accrued Liabilities, Noncurrent		68	62
Other liabilities		850	729
Depreciation		$ 286	$ 287	393
Discontinued Operations [Member]
Other Liabilities, Noncurrent [Abstract]
Depreciation				$ 1
Building [Member] | Minimum [Member]
Other Liabilities, Noncurrent [Abstract]
Property, Plant and Equipment, Useful Life		7 years
Building [Member] | Maximum [Member]
Other Liabilities, Noncurrent [Abstract]
Property, Plant and Equipment, Useful Life		45 years
Machinery and Equipment [Member] | Minimum [Member]
Other Liabilities, Noncurrent [Abstract]
Property, Plant and Equipment, Useful Life		2 years
Machinery and Equipment [Member] | Maximum [Member]
Other Liabilities, Noncurrent [Abstract]
Property, Plant and Equipment, Useful Life		20 years

[1]	Depreciation expense was $286 in 2015, $287 in 2014 and $393 in 2013. These amounts included $1 in 2013 related to discontinued operations. Buildings are depreciated over periods ranging from 7 to 45 years. Machinery and equipment are depreciated over periods generally ranging from 2 to 20 years.
[2]	The deferred compensation obligation represents unfunded plans maintained for the purpose of providing our directors and certain of our executives the opportunity to defer a portion of their compensation. All forms of compensation contributed to the deferred compensation plans are accounted for in accordance with the underlying program. Deferrals and our contributions are credited to an investment account in the participant's name, although no funds are actually contributed to the investment account and no investments are actually purchased. Seven investment choices are available, including: (1) a book account that tracks the total return on our stock; (2) a book account that tracks the performance of the Vanguard Institutional Index; (3) a book account that tracks the performance of the Vanguard Extended Market Index; (4) a book account that tracks the performance of the Vanguard Total International Stock Index; (5) a book account that tracks the performance of the Vanguard Total Bond Market Index; (6) a book account that tracks the performance of the Vanguard Short-Term Bond Index; and (7) a book account that tracks the BlackRock Liquidity TempFund. Participants can reallocate investments daily and are entitled to the gains and losses on investment funds. We recognize an amount in the Consolidated Statements of Earnings for the market appreciation/depreciation of each fund.